Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Summary of purchase price allocation

Current assets	$38,736
Long-lived assets	26,794
Bargain purchase gain	(17,932)
Intangible assets	694,000
Deferred maintenance liability	(299,634)

Fair value of net assets acquired	$459,896

Cash paid for acquisition	441,964
Bargain purchase gain	17,932

Total purchase price	$459,896

Schedule of business acquisition, pro forma financial information

Pro Forma	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Net sales	$17,000,967	$13,530,826
Operating expenses	6,238,390	5,035,264
Income before taxes	858,658	104,756
Net income	$493,370	$104,756
Basic and diluted income per common share	$0.00	$0.00

Pro - Forma (unaudited)

Year Ended December 31, 2012
Total revenue, net	$13,773,967
Cost of revenues	8,039,161
Operating expenses	7,008,124
Other expense (income)	56,635
Income (loss) before taxes	(1,235,170)
Net income (loss)	$(1,329,9538)
Basic income (loss) per common share	$(0.01)
Diluted income (loss) per common share	$(0.01)